3000 Two Logan Square
Eighteenth and Arch Streets
Philadelphia, PA 19103-2799
215.981.4000
Fax 215.981.4750

John P. Falco
direct dial: (215) 981- 4659
direct fax: (866) 422- 2114
falcoj@pepperlaw.com

April 16, 2015

Via EDGAR

Filing Desk U.S. Securities and Exchange Commission 100 F Street, N.E. Washington, DC 20549

Re:	FundVantage Trust
1933 Act File No. 333-141120
1940 Act File No. 811-22027

Ladies and Gentlemen:

Pursuant to Rule 485(a) under the Securities Act of 1933 (the “Act”), FundVantage Trust (the “Trust”) is hereby transmitting for filing Post-Effective Amendment No. 113 to the Trust’s Registration Statement on Form N-1A (the “Amendment”). The Amendment is being filed to register for offering and sale two new series of the Trust: (i) the Rivington Diversified International Equity Fund by WHV, and (ii) the Rivington Diversified Global Equity Fund by WHV. Upon effectiveness of the Amendment, the Rivington Diversified International Equity Fund by WHV and Rivington Diversified Global Equity Fund by WHV will each offer Class A, Class C and Class I shares.

If you have any questions or if there is any way we can facilitate your review of the Amendment, please contact the undersigned (telephone number: 215.981.4659) or John M. Ford, Esq. of this office (telephone number: 215.981.4009).

Very truly yours,

John P. Falco

cc:	Mr. Joel Weiss
John M. Ford, Esq.

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